LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE
LOSS PER SHARE

18. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(115,135)	(56,969)	(306,819)	(117,184)	(452,476)	(74,744)	(128,268)	(21,188)
Denominator:
Weighted-average ordinary shares outstanding	1,333,230,326	659,693,189	1,726,912,295	659,561,893	2,326,661,195	2,326,661,195	659,561,893	659,561,893
Denominator used for loss per share	1,333,230,326	659,693,189	1,726,912,295	659,561,893	2,326,661,195	2,326,661,195	659,561,893	659,561,893
Loss per share — basic	(0.09)	(0.09)	(0.18)	(0.18)	(0.19)	(0.03)	(0.19)	(0.03)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted	(115,135)	(56,969)	(306,819)	(117,184)	(452,476)	(74,744)	(128,268)	(21,188)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(56,969)	—	(117,184)	—	(128,268)	(21,188)	—	—
Allocation of undistributed losses	(172,104)	(56,969)	(424,003)	(117,184)	(580,744)	(95,932)	(128,268)	(21,188)
Denominator:
Weighted-average ordinary shares outstanding	1,333,230,326	659,693,189	1,726,912,295	659,561,893	2,326,661,195	2,326,661,195	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	659,693,189	—	659,561,893	—	659,561,893	659,561,893	—	—
Denominator used for loss per share	1,992,923,515	659,693,189	2,386,474,188	659,561,893	2,986,223,088	2,986,223,088	659,561,893	659,561,893
Loss per share — diluted	(0.09)	(0.09)	(0.18)	(0.18)	(0.19)	(0.03)	(0.19)	(0.03)

The effect of stock options and non-vested restricted stock units have been excluded from the computation of diluted loss per share for the years ended December 31, 2011, 2012 and 2013 as their effect would be anti-dilutive.